Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended
	Dec. 31, 2020 shares SFr / shares	Dec. 31, 2019 shares SFr / shares	Dec. 31, 2018 shares SFr / shares
Weighted Average grant date fair value [Abstract]
Granted during the year (in CHF per share) | SFr / shares	SFr 0	SFr 0	SFr 9.43
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	0	0	69,371
Number of non-vested shares [Abstract]
Non-vested at beginning of period (in shares)	42,763	109,041	122,014
Forfeited during the year (in shares)	(11,828)	0	(25,673)
Expired during the year (in shares)	(7,804)
Exercised during the year (in shares)	(84,638)
Granted during the year (in shares)	0	0	69,371
Vested during the year	(23,269)	(66,278)	(56,671)
Non-vested at end of period (in shares)	19,494	42,763	109,041
Vested and exercisable (in shares)	49,289	130,290	64,012
Weighted Average grant date fair value [Abstract]
Non-vested at beginning of period (in CHF per share) | SFr / shares	SFr 9.52	SFr 9.51	SFr 9.59
Forfeited during the year (in CHF per share) | SFr / shares	9.47	0	9.48
Expired during the year (in CHF per share) | SFr / shares	9.52
Exercised during the year (in CHF per share) | SFr / shares	9.51
Granted during the year (in CHF per share) | SFr / shares	0	0	9.43
Vested during the year (in CHF per share) | SFr / shares	9.52	9.51	9.60
Non-vested at end of period (in CHF per share) | SFr / shares	9.51	9.52	9.51
Vested and exercisable (in CHF per share) | SFr / shares	SFr 9.47	SFr 9.58	SFr 9.65
Restricted Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	4,023
Vesting conditions	2 years 9 months
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	4,023
Restricted Stock Units [Member] | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	83,864
Vesting conditions	1 year
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	83,864
Restricted Stock Units [Member] | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	110,839
Vesting conditions	4 years
Contractual life of non-vested share awards	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)	110,839